OTHER RESERVES AND NON-CONTROLLING INTEREST (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves within equity [line items]
Beginning balance	$ 1,023,928	$ 901,879
Gain on marketable securities at FVTOCI, net of tax	(37,686)	25,948
Unrealized gain on effective portion of derivative, net of tax	(2,907)	526
Stock options exercised	5,320	2,339
Share-based compensation	2,156	2,219
Recognition of joint venture		17,231
Funding from non-controlling interest	15,196	2,320
Total comprehensive (loss) income	(40,624)	97,940
Ending balance	1,005,976	1,023,928
Other reserves
Disclosure of reserves within equity [line items]
Beginning balance	24,998	(1,014)
Stock options exercised	(2,864)	(1,339)
Share-based compensation	2,156	2,219
Recognition of joint venture		(1,342)
Total comprehensive (loss) income	(40,593)	26,474
Ending balance	(16,303)	24,998
Foreign currency translation reserve
Disclosure of reserves within equity [line items]
Beginning balance	781	781
Ending balance	781	781
Revaluation reserves
Disclosure of reserves within equity [line items]
Beginning balance	3,353	(23,121)
Gain on marketable securities at FVTOCI, net of tax	(37,686)	25,948
Unrealized gain on effective portion of derivative, net of tax	(2,907)	526
Ending balance	(37,240)	3,353
Share-based compensation reserve
Disclosure of reserves within equity [line items]
Beginning balance	50,404	49,524
Stock options exercised	(2,864)	(1,339)
Share-based compensation	2,156	2,219
Ending balance	49,696	50,404
Other
Disclosure of reserves within equity [line items]
Beginning balance	(29,540)	(28,198)
Recognition of joint venture	0	(1,342)
Ending balance	(29,540)	(29,540)
Transactions with non-controlling interests
Disclosure of reserves within equity [line items]
Beginning balance	23,043	0
Recognition of joint venture	0	18,573
Funding from non-controlling interest	15,196	2,320
Total comprehensive (loss) income	(6,410)	2,150
Ending balance	$ 31,829	$ 23,043